Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions				12 Months Ended
	Jul. 11, 2024 CAD ($)	Jul. 11, 2024 TTD ($)	Jun. 19, 2024 CAD ($)	Oct. 31, 2024 $ / shares	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount redeemed				150.00%
Debentures convertible into common shares subject to minimum price per share | $ / shares				$ 2.5
Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				0.56%
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument principal amount of notes redeemed during the period	$ 36	$ 175
Borrowings interest rate	5.75%	5.75%
Debt instrument redemption as a percentage of principal amount	100.00%	100.00%
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity				July 31, 2084
July 31, 2084 [member] | Six Month US LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				0.25%
Borrowings, interest rate basis				six-month US$ LIBOR plus 0.25%.	six-month US$ LIBOR plus 0.25%.
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity				August 31, 2085
August 31, 2085 [member] | Six Month US LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				0.125%
Borrowings, interest rate basis				six-month US$ LIBOR plus 0.125%.	six-month US$ LIBOR plus 0.125%.
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				2.01%
Borrowings maturity				July 21, 2030
July 21, 2030 [Member] | Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				1.28%
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.20%
Borrowings maturity				April 7, 2032
April 7, 2032 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				1.69%
June 19, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			2.95%
Borrowings maturity			June 19, 2029
Borrowings Redemption Price Percentage Of Principal Amount Redeemed | $			$ 1,500
Repayments of borrowings			100.00%
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.33%
Borrowings maturity				January 20, 2033
January 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.37%
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.35%
Borrowings maturity				April 20, 2033
April 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.23%
January 16, 2034 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.02%
June 12, 2034 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				1.56%